Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Current Income Tax Expense (Benefit)	$ 647	$ 1,451	$ (186)
Deferred Income Tax Expense (Benefit)	240	(2)	197
Income tax expense (benefit)	$ 887	$ 1,449	$ 11